CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash	$ 67,909	$ 497,412
Prepaid assets	41,287	337,812
Total Current Assets	109,196	835,224
Prepaid assets - non-current		34,619
Investments held in Trust Account	279,384,429	276,079,687
Total Assets	279,493,625	276,949,530
Current liabilities:
Accounts payable and accrued expenses	2,620,682	634,585
Franchise tax payable	226,936	200,000
Promissory Note - Related Party	150,000
Deferred tax liability	588,899
Income tax payable	294,430
Total current liabilities	3,880,947	834,585
Warrant liabilities	669,759	7,384,800
Deferred underwriting commission	5,892,600	9,660,000
Total liabilities	10,443,306	17,879,385
Commitments and Contingencies
Class A common stock subject to possible redemption, 27,600,000 shares as of December 31, 2022 and 2021, at redemption value of $10.09 and $10.00, respectively	278,487,272	276,000,000
Stockholders' Deficit:
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued or outstanding
Additional paid-in capital	32,000	32,000
Accumulated deficit	(9,469,643)	(16,962,545)
Total Stockholders' Deficit	(9,436,953)	(16,929,855)
Total Liabilities, Common Stock Subject to Possible Redemption and Stockholders' Deficit	279,493,625	276,949,530
Class A common stock subject to redemption
Current liabilities:
Class A common stock subject to possible redemption, 27,600,000 shares as of December 31, 2022 and 2021, at redemption value of $10.09 and $10.00, respectively	278,487,272	276,000,000
Class A common stock not subject to redemption
Stockholders' Deficit:
Common stock	0	0
Class B common stock
Stockholders' Deficit:
Common stock	$ 690	$ 690